NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 12,855	$ 8,722
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	12,126	8,066	$ 7,070
Subsidiaries with material non-controlling interests | Dealer software and technology services operations
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	6,010	3,257	3,969
Subsidiaries with material non-controlling interests | Engineered components manufacturing
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	2,474	1,296	355
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	3,642	3,513	$ 2,746
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 729	$ 656